Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance under the ICF International, Inc. 2026 Omnibus Incentive Plan
Amount Registered | shares	1,321,000
Proposed Maximum Offering Price per Unit	72.14
Maximum Aggregate Offering Price	$ 95,296,940.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,160.51
Offering Note	(1) This Registration Statement on Form S-8 (this "Registration Statement") registers the issuance of 1,321,000 shares of common stock, par value $0.001 per share (the "Common Stock") of ICF International, Inc. ("ICF" or the "Registrant"), which may be issued pursuant to the terms and conditions of the ICF International, Inc. 2026 Omnibus Incentive Plan (the "2026 Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also includes an indeterminable number of shares of ICF's Common Stock that become issuable under the 2026 Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's Common Stock. (2) Computed in accordance with Securities Act Rule 457(c) and 457(h), based on the average of the high and low prices of the Registrant's Common Stock on June 15, 2026, as reported on The Nasdaq Global Select Market.